COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7%
	Australia - 3.3%
1,979	Steadfast Group Ltd.	$ 8,655
3,603	Ventia Services Group Pty Ltd.	10,303
		18,958
	Belgium - 2.7%
100	Montea N.V.	8,721
251	Warehouses De Pauw CVA(a)	6,717
		15,438
	Canada - 13.8%
206	Brookfield Infrastructure Corporation	8,384
42	FirstService Corporation	7,571
129	Granite Real Estate Investment Trust	7,327
831	InterRent Real Estate Investment Trust	7,843
55	Mainstreet Equity Corporation	8,101
411	PrairieSky Royalty Ltd.	8,514
130	Stella-Jones, Inc.	8,951
366	TMX Group Ltd.	11,675
60	Toromont Industries Ltd.	5,372
138	Tourmaline Oil Corporation	6,289
		80,027
	Cayman Islands - 1.1%
12,468	Bosideng International Holdings Ltd.	6,112

	Denmark - 0.9%
107	Sydbank A/S(a)	5,416

	France - 2.7%
50	Gaztransport Et Technigaz S.A.	7,355
62	Nexans S.A.	8,004
		15,359
	Germany - 3.3%
104	Hensoldt AG(a)	3,892
145	KION Group A.G.(a)	5,646
126	Scout24 A.G.	9,610
		19,148

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Greece - 2.0%
676	OPAP S.A.	$ 11,681

	Italy - 3.3%
175	Interpump Group SpA(a)	7,725
193	Recordati Industria Chimica e Farmaceutica SpA(a)	11,330
		19,055
	Japan - 33.3%
904	Asics Corporation	17,936
1,263	Chiba Bank Ltd. (The)(a)	10,698
439	CKD Corporation	8,967
118	Cosmos Pharmaceutical Corporation(a)	5,746
104	Goldwin, Inc.	6,449
222	Information Services International-Dentsu Ltd.	9,159
454	Internet Initiative Japan, Inc.(a)	9,255
355	JCU Corporation	8,787
776	Kotobuki Spirits Company Ltd.	9,366
182	Kurita Water Industries Ltd.	7,325
48	Maruwa Company Ltd.	12,868
1,066	Mitsubishi UFJ Lease & Finance Company Ltd.	7,700
238	Monogatari Corporation (The)	5,799
276	Nichias Corporation	10,770
430	Nippon Gas Company Ltd.	6,865
137	Nissan Chemical Corporation	4,709
271	Nomura Real Estate Holdings, Inc.(a)	7,806
582	Plus Alpha Consulting(a)	7,544
414	Rohto Pharmaceutical Company Ltd.	9,906
558	SMS Company Ltd.	8,397
272	Strike Co., Ltd.(a)	8,542
955	Zeon Corporation	7,916
		192,510
	Netherlands - 3.1%
90	Euronext N.V.(a)	9,610
346	Technip Energies N.V.	8,231
		17,841

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	Norway - 2.5%
423	Borregaard ASA	$ 7,853
65	Kongsberg Gruppen ASA(a)	6,868
		14,721
	Spain - 3.1%
71	Vidrala S.A.	7,753
150	Viscofan S.A.	10,128
		17,881
	Sweden - 1.1%
232	Sagax AB(a)	6,104

	Switzerland - 1.5%
59	VZ Holding A.G.	8,855

	United Kingdom - 19.4%
1,417	Breedon Group plc	7,871
1,105	Bytes Technology Group plc	7,017
1,678	Chemring Group plc	8,967
7,818	Coats Group plc	10,140
74	Croda International PLC	4,009
209	Diploma plc(a)	12,310
241	Halma PLC(a)	8,287
745	Hilton Food Group plc	9,670
617	Howden Joinery Group plc(a)	7,764
3,821	JD Sports Fashion PLC(a)	6,964
542	RS GROUP plc	5,621
752	Safestore Holdings plc(a)	8,598
1,298	Treatt plc	8,111
911	Warpaint London plc	6,536
		111,865

COPELAND INTERNATIONAL SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	United States - 2.6%
234	Air Lease Corporation	$ 10,827
21	Universal Display Corporation	4,068
		$ 14,895

	TOTAL COMMON STOCKS (Cost $511,622)	$ 575,866

	SHORT-TERM INVESTMENT — 2.3%
	MONEY MARKET FUND - 2.3%
13,574	Northern Institutional Treasury Portfolio, 5.11% (Cost $13,574)(b)	13,574

	TOTAL INVESTMENTS - 102.0% (Cost $525,196)	$ 589,440
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(11,540)
	NET ASSETS - 100.0%	$ 577,900

A/S	- Anonim Sirketi
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme

(a)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2024.